DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ (600)	$ 954	$ 6,770
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(132)	4,010	1,552
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	202
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(802)	954	6,770
Foreign Exchange Option Contracts [Member] | Cost Of Revenues And Operating Expenses [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ (132)	$ 4,010	$ 1,552